Subsequent events	12 Months Ended
Mar. 31, 2020
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Subsequent event
46.	Subsequent event
a)
Performance of the Company during the quarter ended June 30, 2020
The performance in the quarter ended June 30, 2020, has been significantly weaker in both JLR and TML with the full impact of lockdowns being reflected in the results. The Company’s global wholesales in this quarter, including Jaguar Land Rover, were at 91,594 nos., lower by 64%, as compared to the quarter ended June 30, 2019. Of this, global wholesales of all commercial vehicles (including Tata Daewoo range) during this quarter were at 11,598 nos., lower by 89%, over the same quarter of the previous year. Further, the global wholesales of all passenger vehicles in this quarter were at 79,996 nos., lower by 49% as compared to same quarter of the previous year. Accordingly, revenue and profitability for the quarter ended June 30, 2020 has been impacted showing a downward trend as below.

	For the quarter ended June 30,
	2020		2020	2019	Change %
	(In millions)
Revenue*	US$	4,226.9	Rs.319,830.6	Rs.614,669.9	-48%
Profit/(loss) before tax*		(817.3)	(61,837.3)	(32,381.8)	91%
Profit/(loss) after tax*	US$	(1,116.0)	Rs.(84,439.8)	Rs.(36,796.6)	129%
* as per Form 6-K filed for the quarter ended June 30, 2020
The Company has also resumed operations in all its plants across the world. Recently, over 98% of Jaguar Land Rover retailer sites are open either fully or partially, while over 90% of Tata Motors retailer sites have reopened.
b)
Fund raising and liquidity updates –

i)	In May 2020, Tata Motors Ltd has issued Rs. 10,000 million, 8.80% Secured rated listed redeemable non-convertible debentures due 2023.

ii)	In June 2020, Jaguar Land Rover signed and drawn a three year syndicated revolving loan facility for RMB 5 billion (Rs.52,379.4 million) in China.

iii)	In June 2020, Tata Motors Ltd has taken a secured term loan of Rs. 30,000 million from a financial institution at an interest rate of 8.5% per annum with maturity ranging from June 2022 to June 2026.

iv)
In July, 2020, TML Holdings Pte Ltd has refinanced the GBP 190 million (Rs.17,631.7 million) loan with credit enhanced notes due 2023 and loan with tenor of 5 years from Bank of Baroda and State Bank of India, respectively.